Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2013
Losses per Share [Abstract]
Schedule of losses per share
	Six month period ended June 30,
	2012	2013
Income:
Net (loss)/income	$(4,460)	$1,964

Basic (loss) /earnings per share:
Weighted average common shares outstanding, basic	5,385,359	5,414,998
Basic (loss)/earnings per share	$(0.83)	$0.36

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	28,641
Weighted average common shares outstanding, diluted	5,385,359	5,443,639
Diluted (loss)/earnings per share	$(0.83)	$0.36